Leases - Supplemental Cash Flow Information Relating to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash payments for operating leases	$ 2,015	$ 4,139
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 0